General and administrative expenses	6 Months Ended
Jun. 30, 2026
General and administrative expenses
General and administrative expenses

10.General and administrative expenses

The following table summarizes general and administrative expenses for the three and six months ended June 30, 2026 and 2025:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Employee benefits expenses	(7,964)	(8,196)	(3,956)	(4,417)
Professional fees	(7,150)	(5,794)	(2,871)	(3,113)
Insurance liability expense	(102)	(165)	(47)	(60)
Other operating expenses	(2,779)	(1,795)	(1,694)	(1,024)
Depreciation and amortization	(313)	(820)	(169)	(402)
	(18,308)	(16,770)	(8,737)	(9,016)